Condensed Consolidated Statement of Stockholders' Deficit - USD ($)	Total	Preferred Stock [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Accumulated Deficit [Member]
Balance at Aug. 20, 2013	$ 0	$ 0	$ 0	$ 0	$ 0
Balance (In Shares) at Aug. 20, 2013		0	0
Common stock issued for services to founder ($0.0001 / per share)	500	$ 0	$ 500	0	0
Common stock issued for services to founder ($0.0001 / per share) (In Shares)		0	5,000,000
Stock compensation issued to an officer	0	$ 0	$ 0	0	0
Stock compensation issued to an officer (In Shares)		0	0
Common stock issued for cash, ($0.10 / per share)	130,950	$ 0	$ 144	130,806	0
Common stock issued for cash, ($0.10 / per share) (In Shares)		0	1,437,500
In kind contribution of services	10,000	$ 0	$ 0	10,000	0
Net loss	(45,227)		0	0	(45,227)
Balance at Jul. 31, 2014	96,223	$ 0	$ 644	140,806	(45,227)
Balance (In Shares) at Jul. 31, 2014		0	6,437,500
In kind contribution of services	13,600	$ 0	$ 0	13,600	0
Net loss	(141,456)		0	0	(141,456)
Balance at Jul. 31, 2015	(31,633)	$ 0	$ 644	154,406	(186,683)
Balance (In Shares) at Jul. 31, 2015		0	6,437,500
Common stock issued for cash, ($0.10 / per share)	10,000	$ 0	$ 10	9,990	0
Common stock issued for cash, ($0.10 / per share) (In Shares)			100,000
In kind contribution of services	5,200	0	$ 0	5,200	0
Net loss	(39,996)		0	0	(39,996)
Balance at Oct. 31, 2015	$ (56,429)	$ 0	$ 654	$ 169,596	$ (226,679)
Balance (In Shares) at Oct. 31, 2015		0	6,537,500